Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 6 – Commitments and Contingencies

On January 1, 2012, the Company entered into employment agreements with three executives. The agreements commence on the date of the closing of the merger between the IGPAC and Macau Resources and end on the fifth anniversary of such date. The yearly compensation is $694,000. The agreements were rescinded and terminated effective January 1, 2012, pursuant to agreements for termination, release and waiver of rights.